UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     November 10, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      46

Form 13F Information Table Value Total:      $124,804


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
ADAPTEC INC                    COM       00651f108        1373   311250SH       SOLE                  0      0  311250
ALEXANDER & BALDWIN INC        COM       014482103        2845    64115SH       SOLE                  0      0   64115
AMGEN INC                      COM       031162100        2980    41660SH       SOLE                  0      0   41660
BERKSHIRE HTH HLDG CO CL B     COM       084670207        5250     1654SH       SOLE                  0      0    1654
BIOSITE INC COM                COM       090945106        3755    81225SH       SOLE                  0      0   81225
BOEING CO COM                  COM       097023105         363     4600SH       SOLE                  0      0    4600
CHESAPEAKE ENERGY CORP         COM       165167107        2630    90740SH       SOLE                  0      0   90740
CIMAREX ENERGY CO COM          COM       171798101        2484    70575SH       SOLE                  0      0   70575
CISCO SYSTEMS INC              COM       17275r102        1133    49320SH       SOLE                  0      0   49320
CLEVELAND CLIFFS INC           COM       185896107        3588    94150SH       SOLE                  0      0   94150
COMMERCE BANCORP INC N J       COM       200519106        3864   105250SH       SOLE                  0      0  105250
CONSTELLATION BR INC CL A      COM       21036p108        2197    76355SH       SOLE                  0      0   76355
COVANCE INC                    COM       222816100        2780    41875SH       SOLE                  0      0   41875
DOVER CORP                     COM       260003108        3652    76980SH       SOLE                  0      0   76980
ENCORE ACQUISITION CO          COM       29255w100        2465   101285SH       SOLE                  0      0  101285
ENCORE CAP GROUP INC COM       COM       292554102         302    23257SH       SOLE                  0      0   23257
GENERAL DYNAMICS CORP COM      COM       369550108        4466    62310SH       SOLE                  0      0   62310
GREENBRIERCOMPANIES INC        COM       393657101        2032    70045SH       SOLE                  0      0   70045
HARRIS& HARRIS GROUP INC       COM       413833104        1450   118075SH       SOLE                  0      0  118075
IPASS INC                      COM       46261v108         630   134715SH       SOLE                  0      0  134715
ISHARES MSCI JPN INDEX         COM       464286848        4035   298000SH       SOLE                  0      0  298000
ISHARES MSCI PAC X-JPN         COM       464286665        2991    26960SH       SOLE                  0      0   26960
ISHARES SILVER TR ISHARES      COM       46428q109        1839    16060SH       SOLE                  0      0   16060
JOHNSON & JOHNSON COM          COM       478160104        4659    71736SH       SOLE                  0      0   71736
LYONDELL CHEMICAL CO           COM       552078107        2140    84350SH       SOLE                  0      0   84350
MICROSOFT CORP COM             COM       594918104         321    11750SH       SOLE                  0      0   11750
NEWMONT MNG CORP HLDG CO       COM       651639106        3034    70975SH       SOLE                  0      0   70975
OFFICE DEPOT INC COM           COM       676220106        3785    95338SH       SOLE                  0      0   95338
ONEOK INC NEW COM              COM       682680103        4442   117550SH       SOLE                  0      0  117550
PAN AMERICAN SILVER CORP       COM       697900108        2367   121125SH       SOLE                  0      0  121125
PATTERSON UTI ENERGYINC        COM       703481101        2175    91525SH       SOLE                  0      0   91525
PORTFOLIO RVRY ASN INC         COM       73640q105        4183    95358SH       SOLE                  0      0   95358
POSCO SPON ADR                 ADR       693483109        1787    27525SH       SOLE                  0      0   27525
RHJ INTERNATIONAL SASHS        ADR       b70883101        1370    74685SH       SOLE                  0      0   74685
SK TELECOM CO LTD SPN ADR      ADR       78440p108        3683   155875SH       SOLE                  0      0  155875
STREETRACKS GOLD TR SHS        COM       863307104        1959    32945SH       SOLE                  0      0   32945
SUNOCO INC COM                 COM       86764p109        3771    60637SH       SOLE                  0      0   60637
SUNOPTA INC                    COM       8676ep108        4437   419800SH       SOLE                  0      0  419800
SUPERIOR ENGY SVC INC          COM       868157108        3829   145800SH       SOLE                  0      0  145800
SUPERIOR INDUST INTL INC       COM       868168105         933    55550SH       SOLE                  0      0   55550
TELECOM CORP OF NZ LTD-SP      ADR       879278208        2096    93435SH       SOLE                  0      0   93435
TEMPLETON GLOBAL INC FD        COM       880198106        3643   398175SH       SOLE                  0      0  398175
TYCO INTL LTD NEW              COM       902124106        2091    74694SH       SOLE                  0      0   74694
VAN KAMPEN SENR INC TRUST      COM       920961109        5982   704600SH       SOLE                  0      0  704600
WASHINGTON FED INC COM         COM       938824109        2606   116112SH       SOLE                  0      0  116112
WIENER STDTISCHE ALLGEMEINE SHSADR       a9t907104         408     6500SH       SOLE                  0      0    6500
